PGIM Moderate Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2026
Description	Shares	Value
Long-Term Investments 93.9%
Affiliated Exchange-Traded Fund 2.0%
Fixed Income
PGIM Active High Yield Bond ETF (cost $117,026)(wa)	3,385	$118,069
Affiliated Mutual Funds 86.0%
Domestic Equity 32.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	6,840	120,170
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	22,591	1,186,477
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	10,389	119,781
PGIM US Real Estate Fund (Class R6)	28,245	516,878
		1,943,306
Fixed Income 30.4%
PGIM Core Conservative Bond Fund (Class R6)	103,129	887,939
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	16,140	118,951
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	32,072	264,276
PGIM TIPS Fund (Class R6)	64,897	532,805
		1,803,971
International Equity 22.8%
PGIM Global Real Estate Fund (Class R6)	11,355	258,893
PGIM Jennison Global Infrastructure Fund (Class R6)	31,131	607,050
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	26,515	488,935
		1,354,878

Total Affiliated Mutual Funds (cost $4,340,297)(wa)		5,102,155
Unaffiliated Exchange-Traded Fund 5.9%
Vanguard Long-Term Bond ETF (cost $357,584)	5,127	353,404

Total Long-Term Investments (cost $4,814,907)		5,573,628

Short-Term Investment 6.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $401,455)(wa)	401,455	401,455

TOTAL INVESTMENTS 100.7% (cost $5,216,362)		5,975,083
Liabilities in excess of other assets (0.7)%		(39,231)

Net Assets 100.0%		$5,935,852

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Moderate Retirement Spending Fund